Corporate information (Details) kr / shares in Units, € in Millions, shares in Millions					1 Months Ended		3 Months Ended	12 Months Ended
	Jan. 01, 2029	Jan. 01, 2021	Aug. 26, 2019 $ / shares	Feb. 09, 2017 USD ($)	Sep. 30, 2017 EUR (€)	Sep. 30, 2017 USD ($)	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2019 DKK (kr) subsidiary kr / shares	Dec. 31, 2017 USD ($)	Dec. 31, 2019 USD ($)	Nov. 22, 2017 DKK (kr) director	Nov. 22, 2017 USD ($) director	Aug. 02, 2017 USD ($)	Aug. 01, 2017 USD ($)	Feb. 01, 2017 subsidiary
Corporate information
Danish Subsidiaries | subsidiary								2
Consideration transferred											kr 336,000	$ 54,000
Board members | director											3	3
Number of subsidiaries with agreement | subsidiary															2
Board members appointed by each party | director											1	1
Initial capitalization											kr 5,000,000	$ 805,000
Annual funding commitment								kr 100,000		$ 15,000
Conversion ratio (per share)									2	14			10	1
Shareholder distribution					€ 917.7	$ 1,100,000,000			$ 1,093,927,000
Share annulment (as percent of shares outstanding)					80.00%	80.00%
Revenue									1,250,000,000
Cost of the Aditech Pharma AG agreement									$ 25,000,000
Par value (per share) | (per share)							$ 21.00	kr 0.01
Shares issued (in shares) | shares							11.2
Gross proceeds from issuance of shares							$ 235,200,000
Grace Period			180 days
Minimum
Corporate information
Bid price per ADS | $ / shares			1.00
Period to resolve remaining elements								2 years
Maximum
Corporate information
Period to resolve remaining elements								3 years
License agreement
Corporate information
Revenue				$ 1,250,000,000
Forecast | License agreement | Minimum
Corporate information
Contingent royalty receivable		10.00%
Forecast | License agreement | Maximum
Corporate information
Contingent royalty receivable	20.00%